CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 169,603	$ 201,697	$ 120,255
Services	178,760	137,504	112,730
Total revenues	348,363	339,201	232,985
Cost of revenues:
Products	106,207	114,510	61,975
Services	129,156	103,064	91,156
Total cost of revenues	(235,363)	(217,574)	(153,131)
Gross profit	113,000	121,627	79,854
Operating expenses:
Research and development, net	29,241	31,701	18,945
Selling and marketing	42,631	46,523	33,396
General and administrative	34,075	36,005	29,844
Costs related to acquisition transactions		256	3,842
Impairment of goodwill and intangible assets and restructuring costs	32,194	19,478
Total operating expenses	138,141	133,963	86,027
Operating loss	(25,141)	(12,336)	(6,173)
Financial expenses, net	(2,642)	(1,931)	(557)
Other income	2,729	8,074	37,360
Income (loss) before taxes on income	(25,054)	(6,193)	30,630
Taxes on income (tax benefit)	(1,862)	(343)	11
Net income (loss)	$ (23,192)	$ (5,850)	$ 30,619
Net earnings (loss) per share:
Basic	$ (0.56)	$ (0.14)	$ 0.76
Diluted	$ (0.56)	$ (0.14)	$ 0.73
Weighted average number of shares used in computing net earnings (loss) per share:
Basic	41,410,409	40,929,056	40,466,906
Diluted	41,410,409	40,929,056	41,985,158